Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN EXPRESS CO
Entity Central Index Key	0000004962
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 66.1
Entity Common Stock, Shares Outstanding		1,104,651,022
Amendment Description	No